OTHER NON-CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities (Note 11)	$ 144.0	$ 126.8
Share-based payments liabilities (Note 25)	22.0	40.3
Royalty obligations	54.5	66.1
Other	25.5	35.2
Other non-current liabilities	$ 246.0	$ 268.4